COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Bank guarantee to secure lease agreements	$ 7,391	$ 6,815
Total undiscounted cash flows	$ 67,052
Lease term	8 years